Shelton Funds

1401 Lawrence Street Suite 1550

Denver, CO 80202

May 15, 2026

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Shelton Funds (the “Trust”)

File Nos. 33-499 and 811-4417

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under Rule 497(c), the Trust hereby certifies that the form of Prospectus and Statement of Additional Information for the Shelton Tactical Growth & Income ETF, each dated May 15, 2026, do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A under the Securities Act, the text of which was filed electronically with the U. S. Securities and Exchange Commission on May 15, 2026 via EDGAR (Accession No. 0001999371-26-010763).

The SEC Staff is kindly requested to address any comments on this filing to me at (303) 228-8983.

Sincerely,

/s/Gregory T. Pusch

Gregory T. Pusch

Secretary

Shelton Funds

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP